Basis of presentation - Schedule of Entities (Table) (Details)	6 Months Ended
Jun. 30, 2016
Libra Shipping Enterprises Corporation
Entity Information [Line Items]
Vessel name	Navios Libra II
Country of incorporation	Marshall Is.
Statements of operations
2016	1/01 - 06/30
2015	1/01 - 06/30
Alegria Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Alegria
Country of incorporation	Marshall Is.
Statements of operations
2016	1/01 - 06/30
2015	1/01 - 06/30
Felicity Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Felicity
Country of incorporation	Marshall Is.
Statements of operations
2016	1/01 - 06/30
2015	1/01 - 06/30
Gemini Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Gemini S
Country of incorporation	Marshall Is.
Statements of operations
2016	1/01 - 06/30
2015	1/01 - 06/30
Galaxy Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Galaxy I
Country of incorporation	Marshall Is.
Statements of operations
2016	1/01 - 06/30
2015	1/01 - 06/30
Aurora Shipping Enterprises Ltd.
Entity Information [Line Items]
Vessel name	Navios Hope
Country of incorporation	Marshall Is.
Statements of operations
2016	1/01 - 06/30
2015	1/01 - 06/30
Palermo Shipping S.A.
Entity Information [Line Items]
Vessel name	Navios Apollon
Country of incorporation	Marshall Is.
Statements of operations
2016	1/01 - 06/30
2015	1/01 - 06/30
Fantastiks Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Fantastiks
Country of incorporation	Marshall Is.
Statements of operations
2016	1/01 - 06/30
2015	1/01 - 06/30
Sagittarius Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Sagittarius
Country of incorporation	Marshall Is.
Statements of operations
2016	1/01 - 06/30
2015	1/01 - 06/30
Hyperion Enterprises Inc.
Entity Information [Line Items]
Vessel name	Navios Hyperion
Country of incorporation	Marshall Is.
Statements of operations
2016	1/01 - 06/30
2015	1/01 - 06/30
Chilali Corp.
Entity Information [Line Items]
Vessel name	Navios Aurora II
Country of incorporation	Marshall Is.
Statements of operations
2016	1/01 - 06/30
2015	1/01 - 06/30
Surf Maritime Co.
Entity Information [Line Items]
Vessel name	Navios Pollux
Country of incorporation	Marshall Is.
Statements of operations
2016	1/01 - 06/30
2015	1/01 - 06/30
Pandora Marine Inc.
Entity Information [Line Items]
Vessel name	Navios Melodia
Country of incorporation	Marshall Is.
Statements of operations
2016	1/01 - 06/30
2015	1/01 - 06/30
Customized Development S.A.
Entity Information [Line Items]
Vessel name	Navios Fulvia
Country of incorporation	Liberia
Statements of operations
2016	1/01 - 06/30
2015	1/01 - 06/30
Kohylia Shipmanagement S.A.
Entity Information [Line Items]
Vessel name	Navios Luz
Country of incorporation	Marshall Is.
Statements of operations
2016	1/01 - 06/30
2015	1/01 - 06/30
Orbiter Shipping Corp.
Entity Information [Line Items]
Vessel name	Navios Orbiter
Country of incorporation	Marshall Is.
Statements of operations
2016	1/01 - 06/30
2015	1/01 - 06/30
Floral Marine Ltd.
Entity Information [Line Items]
Vessel name	Navios Buena Ventura
Country of incorporation	Marshall Is.
Statements of operations
2016	1/01 - 06/30
2015	1/01 - 06/30
Golem Navigation Limited
Entity Information [Line Items]
Vessel name	Navios Soleil
Country of incorporation	Marshall Is.
Statements of operations
2016	1/01 - 06/30
2015	1/01 - 06/30
Kymata Shipping Co.
Entity Information [Line Items]
Vessel name	Navios Helios
Country of incorporation	Marshall Is.
Statements of operations
2016	1/01 - 06/30
2015	1/01 - 06/30
Joy Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Joy
Country of incorporation	Marshall Is.
Statements of operations
2016	1/01 - 06/30
2015	1/01 - 06/30
Micaela Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Harmony
Country of incorporation	Marshall Is.
Statements of operations
2016	1/01 - 06/30
2015	1/01 - 06/30
Pearl Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios Sun
Country of incorporation	Marshall Is.
Statements of operations
2016	1/01 - 06/30
2015	1/01 - 06/30
Velvet Shipping Corporation
Entity Information [Line Items]
Vessel name	Navios La Paix
Country of incorporation	Marshall Is.
Statements of operations
2016	1/01 - 06/30
2015	1/01 - 06/30
Rubina Shipping Corporation
Entity Information [Line Items]
Vessel name	Hyundai Hongkong
Country of incorporation	Marshall Is.
Statements of operations
2016	1/01 - 06/30
2015	1/01 - 06/30
Topaz Shipping Corporation
Entity Information [Line Items]
Vessel name	Hyundai Singapore
Country of incorporation	Marshall Is.
Statements of operations
2016	1/01 - 06/30
2015	1/01 - 06/30
Beryl Shipping Corporation
Entity Information [Line Items]
Vessel name	Hyundai Tokyo
Country of incorporation	Marshall Is.
Statements of operations
2016	1/01 - 06/30
2015	1/01 - 06/30
Cheryl Shipping Corporation
Entity Information [Line Items]
Vessel name	Hyundai Shanghai
Country of incorporation	Marshall Is.
Statements of operations
2016	1/01 - 06/30
2015	1/01 - 06/30
Christal Shipping Corporation
Entity Information [Line Items]
Vessel name	Hyundai Busan
Country of incorporation	Marshall Is.
Statements of operations
2016	1/01 - 06/30
2015	1/01 - 06/30
Fairy Shipping Corporation
Entity Information [Line Items]
Vessel name	YM Utmost
Country of incorporation	Marshall Is.
Statements of operations
2016	1/01 - 06/30
2015	1/01 - 06/30
Limestone Shipping Corporation
Entity Information [Line Items]
Vessel name	YM Unity
Country of incorporation	Marshall Is.
Statements of operations
2016	1/01 - 06/30
2015	1/01 - 06/30
Dune Shipping Corp.
Entity Information [Line Items]
Vessel name	MSC Cristina
Country of incorporation	Marshall Is.
Statements of operations
2016	1/01 - 06/30
2015	4/22 - 06/30
Citrine Shipping Corporation
Entity Information [Line Items]
Country of incorporation	Marshall Is.
Prosperity Shipping Corporation | Chartered-in vessels
Entity Information [Line Items]
Vessel name	Navios Prosperity
Country of incorporation	Marshall Is.
Statements of operations
2015	1/01 - 3/05
Aldebaran Shipping Corporation | Chartered-in vessels
Entity Information [Line Items]
Vessel name	Navios Aldebaran
Country of incorporation	Marshall Is.
Statements of operations
2015	1/01 - 02/28
JTC Shipping and Trading Ltd | Other
Entity Information [Line Items]
Vessel name	Holding Company
Country of incorporation	Malta
Statements of operations
2016	1/01 - 06/30	[1]
2015	1/01 - 06/30	[1]
Navios Maritime Partners L.P. | Other
Entity Information [Line Items]
Vessel name	N/A
Country of incorporation	Marshall Is.
Statements of operations
2016	1/01 - 06/30
2015	1/01 - 06/30
Navios Maritime Operating LLC | Other
Entity Information [Line Items]
Vessel name	N/A
Country of incorporation	Marshall Is.
Statements of operations
2016	1/01 - 06/30
2015	1/01 - 06/30
Navios Partners Finance (US) Inc. | Other
Entity Information [Line Items]
Vessel name	Co-Borrower
Country of incorporation	Delaware
Statements of operations
2016	1/01 - 06/30
2015	1/01 - 06/30
Navios Partners Europe Finance Inc. | Other
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
Statements of operations
2016	1/01 - 06/30
2015	1/01 - 06/30

[1]	Not a vessel-owning subsidiary and only holds right to a charter-in contract.